Financial Statements Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of comprehensive income (loss)
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Other comprehensive income:
Foreign currency translation adjustment	5,505,067	17,111,083	13,309,318
Comprehensive income (loss) attributable to Canadian Solar Inc.	(190,228,872)	(73,710,434)	63,909,464
Parent Company
Statements of comprehensive income (loss)
Net income (loss)	(195,468,691)	(90,804,200)	50,568,919
Other comprehensive income:
Foreign currency translation adjustment	5,239,819	17,093,766	13,340,545
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ (190,228,872)	$ (73,710,434)	$ 63,909,464